S000040621 [Member] Investment Strategy - SFT Balanced Stabilization Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	SFT Balanced Stabilization Fund: Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing directly in underlying securities and other investment companies while using hedging techniques to manage portfolio risk and volatility. The Fund will achieve its equity exposure by investing primarily in Class 1 shares of the SFT Index 500 Fund, an affiliated fund in Securian Funds Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the S&P 500®. The companies included in the S&P 500® are generally considered “large companies” (i.e., companies with market capitalizations generally above $10 billion). The Fund may also gain equity exposure by investing in exchange traded funds (ETFs). The Fund’s fixed income allocation will be achieved by purchasing individual fixed income securities that are primarily investment-grade bonds and have other characteristics similar to the fixed income securities included in the Bloomberg U.S. Aggregate Bond Index.
The Fund will invest in derivative instruments, primarily S&P 500® futures contracts, to manage the Fund’s overall volatility. In periods when the Fund’s investment adviser expects higher volatility in the equity market, as measured by the S&P 500®, the Fund will seek to reduce the overall volatility of its portfolio by either selling S&P 500® futures contracts (taking short positions in such contracts) or reducing its long positions in S&P 500® futures contracts. During periods of lower expected volatility in the equity market, the Fund will seek to increase its equity exposure by purchasing S&P 500® futures contracts (increasing its long positions or reducing its short positions in such contracts). The Fund may also invest in long and short positions in fixed income exchange traded funds or notes, interest rate swaps, total return swaps and treasury and interest rate futures to achieve its fixed income exposure and manage overall volatility. Under normal market conditions, this hedging process will seek to target, over an extended period of years, an average annualized volatility in the daily total returns of the Fund of approximately 10%. A 10% annualized volatility means that a majority of the time, annual returns should be within plus or minus 10% of expected returns. There can be no assurance that investment decisions made in seeking to manage Fund volatility will achieve the desired results, and the volatility of the Fund’s returns in any one year or any longer period may be higher or lower than 10%.
To achieve its equity exposure and further manage the Fund’s overall volatility, the Fund may invest long or short in options on ETFs, options on equity indexes or equity index futures, volatility index (VIX) futures contracts and options on VIX futures.
The use of futures contracts and other derivatives to change the Fund’s equity allocation and manage the Fund’s overall volatility has the effect of introducing leverage into the Fund’s portfolio. Leverage is introduced because the initial amount required to purchase a futures contract is small in relation to the nominal value of such contract.
Over time, the Fund targets approximately 60% equity exposure and 40% fixed income exposure in its portfolio. As market conditions change, however, and to manage overall Fund volatility under certain market conditions, the equity and fixed income exposures may change, with a minimum equity allocation of 10% and a maximum equity allocation of 90% of the Fund’s total market value. Under normal market conditions the Fund may keep approximately 15% of the Fund’s total assets in cash or cash equivalents.
In selecting investments, the Fund’s investment adviser considers factors such as, but not limited to, the Fund’s current and anticipated asset allocation positions, security pricing, industry outlook, current and anticipated interest rates and other market and economic conditions, general levels of debt prices and issuer operations. The Fund may also engage in frequent or short-term trading of securities and derivative instruments.